Capital and financial risk management - Liquidity risk - Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Capital and financial risk management
Cash and cash equivalents	€ 11,001	€ 6,183	€ 11,705